Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 595.2	€ 591.1
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Property, plant and equipment	€ 518.6	501.6
Increase (decrease) through transfers and other changes, property, plant and equipment	11.8	9.7
Depreciation	100.0	88.1	€ 87.3
Property, plant and equipment	527.7	518.6	501.6
Construction in progress	38.5	27.2
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	912.3	834.7
Additions	74.6	66.0
Increase (decrease) through transfers and other changes, property, plant and equipment	17.0	9.7
Disposals	(5.3)	(9.6)
Effect of movements in foreign exchange	14.5	(11.5)
Disposals, property, plant and equipment	5.3	9.6
Property, plant and equipment	984.1	912.3	834.7
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(393.7)	(333.1)
Increase (decrease) through transfers and other changes, property, plant and equipment	5.2
Disposals	4.5	8.5
Effect of movements in foreign exchange		7.7
Depreciation	71.6	61.4
Disposals, property, plant and equipment	(4.5)	(8.5)
Property, plant and equipment	(456.4)	(393.7)	(333.1)
Impairment loss recognised in profit or loss, property, plant and equipment		(0.3)
Accumulated depreciation and amortisation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Effect of movements in foreign exchange	(9.9)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	184.8	181.3
Property, plant and equipment	180.4	184.8	181.3
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	254.8	239.2
Additions	11.7	14.2
Disposals	0.0	(1.0)
Effect of movements in foreign exchange	3.0	(2.4)
Disposals, property, plant and equipment	0.0	1.0
Property, plant and equipment	263.5	254.8	239.2
Land and buildings | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(70.0)	(57.9)
Increase (decrease) through transfers and other changes, property, plant and equipment	0.0
Disposals	0.0	0.1
Effect of movements in foreign exchange	(1.8)	1.3
Depreciation	14.9	10.9
Disposals, property, plant and equipment	0.0	(0.1)
Property, plant and equipment	(83.1)	(70.0)	(57.9)
Impairment loss recognised in profit or loss, property, plant and equipment		0.0
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	325.1	310.8
Property, plant and equipment	338.5	325.1	310.8
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	642.0	577.2
Additions	59.9	49.5
Increase (decrease) through transfers and other changes, property, plant and equipment	17.0	9.7
Disposals	(5.1)	(3.4)
Effect of movements in foreign exchange	11.4	(9.0)
Disposals, property, plant and equipment	5.1	3.4
Property, plant and equipment	702.4	642.0	577.2
Plant and equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(316.9)	(266.4)
Increase (decrease) through transfers and other changes, property, plant and equipment	5.2
Disposals	4.3	3.3
Effect of movements in foreign exchange	(8.1)	6.3
Depreciation	53.9	47.5
Disposals, property, plant and equipment	(4.3)	(3.3)
Property, plant and equipment	(363.9)	(316.9)	(266.4)
Impairment loss recognised in profit or loss, property, plant and equipment		(0.3)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8.7	9.5
Property, plant and equipment	8.8	8.7	9.5
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15.5	18.3
Additions	3.0	2.3
Disposals	(0.2)	(5.2)
Effect of movements in foreign exchange	0.1	(0.1)
Disposals, property, plant and equipment	0.2	5.2
Property, plant and equipment	18.2	15.5	18.3
Computer equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6.8)	(8.8)
Increase (decrease) through transfers and other changes, property, plant and equipment	0.0
Disposals	0.2	5.1
Effect of movements in foreign exchange	0.0	0.1
Depreciation	2.8	3.0
Disposals, property, plant and equipment	(0.2)	(5.1)
Property, plant and equipment	€ (9.4)	(6.8)	€ (8.8)
Impairment loss recognised in profit or loss, property, plant and equipment		€ 0.0